Regulatory tax	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Regulatory tax
Note 32. Regulatory Tax
A-Argentina
On December 10, 2019, the New Administration of Argentina took office, with the main objective of implementing measures to remedy and order the economic situation of the country.
On December 23, 2019, the “Public Emergency Law on Social Solidarity and Production Reactivation” Law No. 27,541 and Presidential Decree No. 58/2019 were published in the Official Gazette and become in force in such date. The reforms introduced are aimed at reactivating the economic, financial, tax, administrative, social security, rate, energy, health and social sectors and empowering the Executive Branch to carry out the necessary proceedings and actions to recover and ensure Argentina’s public debt sustainability.

The main measures included in the law and its administrative order are as follows:
32.1 Income tax
Law No. 27,430 had established that the corporate income tax rate would be reduced from 35% to 30% for fiscal years beginning as of January 1, 2018 through December 31, 2019 and to 25% for fiscal years beginning as of January 1, 2020.
Tax on dividends or profit distributed by, among others, Argentine companies or permanent establishments to individuals, undivided properties or beneficiaries residing abroad are distributed based on the following considerations: (i) dividends resulting from the profit accrued during the fiscal years beginning January 1, 2018 through December 31, 2019, will be subject to a 7% withholding tax; and (ii) dividends resulting from profit accrued during the fiscal years beginning on January 1, 2020 will be subject to a withholding tax of 13%.
The reform introduced by the Law No. 27,541, suspended these tax reductions and maintains the originals 30% for income tax and 7% for tax on dividends until fiscal years beginning as of January 1, 2021, inclusive.
Law No. 27,468 had established that for the first three fiscal years beginning as of January 1, 2019, the positive or negative effect of the inflation adjustment provided by the Income Tax Law should be distributed in one third of the in the tax return of the fiscal year in which the adjustment was assessed, and the remaining two thirds, in equal parts, in the two immediately subsequent fiscal years. The abovementioned reform amended such distribution and established that one sixth of the positive or negative adjustment for the first and second fiscal years beginning as from January 1, 2019, should be allocated to the tax return of the year in which the adjustments are assessed, and the remaining balance, to the immediately following five fiscal years. However, for fiscal years beginning as of January 1, 2021, 100% of the adjustment may be deducted/taxed in the fiscal year in which the effect is determined.
32.2 Employer contributions
(i) The progressive reduction in employer contributions is eliminated, and as from December 2019, rates are 20.40% for private sector employers in the Services or Commerce sectors and the remaining private sector employers are subject to a 18% rate.
(ii) The regulation establishes fixed amounts which may be deducted from the calculation base, but it does not include a future adjustment provision.
(iii) From the contributions effectively paid, the amount resulting from applying the percentage points established for each particular jurisdiction to the tax bases may be computed as VAT credit.
32.3 Statistical rate
An increase from 2.5% to 3% in the statistical rate is established; it is applicable to definitive imports for consumption as from January 1, 2020 through December 31, 2020.
In the case of capital goods imports to be used in investments aimed at producing oil and gas arising from unconventional fields, the application of the 0% rate is extended until December 31, 2020.
32.4 Tax for an inclusive and solidary Argentina (“PAIS”)
A 30% tax is established for a five
tax-year
term on transactions related to the acquisition of foreign currency.
The tax amount may not be computed as payment on account of any taxes and reaches the following operations: (i) purchases of foreign currency bills for hoarding; (ii) foreign currency exchange transactions to be used for payments related to acquisitions of goods or service provisions made abroad, whichever the payment method used to settle them; (iii) acquisition of services abroad through Argentine travel and tourism agencies; (iv) acquisition of passenger transportation services abroad.

32.5 Export duties
The Executive branch is empowered to increase export duties 15% in the case of goods exports not subject to export duties or which were subject to a 0% rate as of September 2, 2018.
Before approving Law No. 27,541, the federal government published Presidential Decree No. 37/2019 (Official Gazette dated December 14, 2019), in which the 4 ARS/US cap established by the previous administration in 2018, was suppressed.
32.6 Energy system
The law empowers the executive Branch to:
(i) Maintain electric power and natural gas rates under federal jurisdiction and initiate a comprehensive review of current rates, or to initiate an extraordinary review as from the effective date of this law and for a
180-day
maximum term, in an aim to reduce the actual rate burden borne by households, stores and industries in 2020. Moreover, provinces are also invited to adhere to these policies to maintain the rate charts and to renegotiate or perform an extraordinary review of provincial rates.
(ii) Carry out a state-mandated audit at the ENRE (Argentine energy regulatory agency) and the ENARGAS (Argentine gas regulatory agency) for a term of one (1) year.
In exercise of its delegated powers, the government announced the suspension of any adjustment in connection with electric power and gas rates for a 180 day-term
established by the law.
In line with the abovementioned energy rate adjustments, the government also requested YPF’s (Yacimientos Petrolíferos Fiscales, the largest Oil & Gas Company in Argentina) to maintain fuel prices without any adjustments. The other oil companies including Vista, initially agreed not to adjust their prices if YPF does not, either.
B- Mexico
On January 1, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensation universal). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties). Additionally, by Executive Decree, certain tax benefits related to the value-added tax and income tax were provided to businesses located in the northern border of Mexico.
32.7 Value-added tax
A procedure is established for the reimbursement of tax credits originated in investments in property, plant and equipment, which, after 6 months as from their assessment, have not been absorbed by tax debits generated by the activity.
32.8 Fuel tax
Certain modifications are introduced to the fuel tax, incorporating a tax on the emission of carbon dioxide. The reform simplifies the fuel taxation structure, keeping the same tax burden effective prior to the reform.
32.9 Income tax
Additionally, on October 30, 2019, the Mexican government approved fiscal reform 2020, which is effective as of January 1, 2020, among other aspects this reform includes:
The reform established a limitation on the deduction of the net interest for the year, equivalent to the amount resulting from multiplying the taxpayer’s adjusted fiscal profit by 30%. There is an exception with a limit of 20 million Mexican pesos for deductible interest at the group level in Mexico.

The Fiscal Code of the Federation (“CFF”) was modified to add new circumstances to attribute joint and several liability to partners, shareholders, directors, managers or any other responsible for the management of the business. These new circumstances are applicable when operating with companies or individuals included in the black list of taxpayers who issue electronic invoices considered non-existent
operations due to lack of assets, personnel, infrastructure or material capacity; or when it is considered that it is not in the Federal Taxpayers Registry (“RFC”) or when there is a change of fiscal address without having submitted the corresponding notification to the tax authorities in due time.
Likewise, the Management evaluated the impact of the reform on the financial statements as of December 31, 2019 and concluded that there are no significant impacts on it.